DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		11,500,000
Purchase price, per unit | $ / shares					$ 10.00
Sale of Private Placement Warrants (in shares) | shares					378,000
Proceeds from sale of Private Placement Units			$ 4,080,000	$ 0
Transaction Costs			2,812,212
Underwriting fees			2,300,000
Other offering costs			512,212
Cash held outside the Trust Account			$ 685,402		$ 195,758	$ 25,000
Condition for future business combination number of businesses minimum			1		1
Payments for investment of cash in Trust Account			$ 115,000,000	$ 0
Condition for future business combination use of proceeds percentage			80		80
Condition for future business combination threshold Percentage Ownership			50		50
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001		$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%		100.00%
Redemption period upon closure			10 days
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	11,500,000				10,000,000
Purchase price, per unit | $ / shares	$ 10.00				$ 10.00
Proceeds from issuance initial public offering	$ 115,000,000
Payments for investment of cash in Trust Account	$ 115,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					378,000
Price of warrant | $ / shares					$ 10.00
Proceeds from sale of Private Placement Units					$ 3,780,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		408,000	408,000		408,000
Price of warrant | $ / shares			$ 10.00		$ 10.00
Proceeds from sale of Private Placement Units			$ 4,080,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,500,000				11,500,000
Purchase price, per unit | $ / shares	$ 10.00				$ 10.00
Sale of Private Placement Warrants (in shares) | shares					408,000
Proceeds from sale of Private Placement Units					$ 4,080,000